Label	Element	Value
MFS Growth Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT TO THE PROSPECTUS

Supplement dated July 10, 2025, to the Prospectus dated March 28, 2025.

MFS® Growth Fund

Effective immediately, the sixth paragraph in the sub-sections entitled "Principal Investment Strategies" under the main headings entitled "Summary of Key Information" and "Investment Objective, Strategies, and Risks" is restated in its entirety as follows:

At a special shareholder meeting held on July 10, 2025, shareholders of the fund approved a proposal to reclassify the fund from diversified to non-diversified. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

Effective immediately, the second paragraph of the risk entitled "Focus Risk" in the sub-sections entitled "Principal Risks" under the main headings entitled "Summary of Key Information" and "Investment Objective, Strategies, and Risks" is deleted in its entirety and replaced with the following new risk:

Non-Diversification Risk: Because MFS may invest a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Risk/Return [Heading]	oef_RiskReturnHeading	MFS® Growth Fund